Corporate information	12 Months Ended
Dec. 31, 2019
Disclosure Of Corporate Information [Abstract]
Corporate information
1.	Corporate information

Farfetch Limited (the “Company”) is an exempted company incorporated with limited liability under the Companies Law (2018 Revision) of the Cayman Islands, as amended and restated from time to time (the “Companies Law”). The principal place of business is The Bower, 211 Old Street, London, EC1V 9NR, United Kingdom. Farfetch Limited and its subsidiary undertakings (the “Group”) is principally engaged in the following:

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providing an online marketplace at Farfetch.com (and related suffixes) as well as the Farfetch app for retailers and brands to be able to offer their products for sale to the public (including associated services such as ‘production’, logistics, customer services and payment processing);

•	web design, build, development and retail distribution for retailers and brands to enable them to offer their products to the public; and
•	operating the Company-owned (Browns, New Guards, Stadium Goods) and the branded stores (Off-White).

Summary of impact of Group restructure and Initial Public Offering (IPO)

On September 21, 2018, the Company commenced trading its shares on the New York Stock Exchange. In preparation for this IPO, the Group was restructured. The steps to restructure the Group had the effect of Farfetch Limited being inserted above Farfetch.com Limited as the holder of the Farfetch.com Limited share capital. The reorganization transactions have been treated as a capital reorganization. In accordance with International Financial Reporting Standards, historic earnings per share calculations and the balance sheet as of December 31, 2017 have been restated retrospectively to reflect the capital structure of the new parent rather than that of the former parent, Farfetch.com Limited.

The Group is presented as if Farfetch Limited has always owned Farfetch.com Limited. The comparative statement of operations and statement of financial position are presented in line with the previously presented Farfetch.com Limited position. The comparative and current period consolidated reserves of the Group are adjusted to reflect the statutory share capital and share premium of Farfetch Limited. A merger reserve arose as a result of the restructuring of the Group and represents the difference between the equity of the acquired company (Farfetch.com Limited) and the investment by the acquiring company (Farfetch Limited).

The steps taken to restructure the Group were as follows. On September 18, 2018, all holders of warrants over Farfetch.com shares, except a holder of 189,995 warrants, exercised their warrants into the applicable class of shares and the outstanding shares of Farfetch.com and were exchanged for shares of Farfetch Limited with equivalent rights. Following the exchange, the £0.10 British Pound Sterling denominated ordinary shares and the preference shares held by the shareholders of Farfetch Limited were converted into U.S. dollar denominated $0.20 ordinary shares of Farfetch Limited and subsequently exchanged, one for five, for $0.04 Class A ordinary shares and Class B ordinary shares, as applicable. Outstanding options of Farfetch.com were released in exchange for the grant of options with equivalent rights over Class A ordinary shares of Farfetch Limited.